Income taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure Table

Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2017		2018		2019		2019
	(In millions)
Current tax expense	Rs.	84,273.5	Rs.	108,676.0	Rs.	128,050.2	US$	1,851.5
Deferred tax (benefit) expense		(5,048.6)		(10,403.5)		(8,129.4)		(117.6)
Interest on income tax refund		0.0		0.0		(527.3)		(7.6)

Income tax expense	Rs.	79,224.9	Rs.	98,272.5	Rs.	119,393.5	US$	1,726.3

Reconciliation Of Statutory Federal Tax Rate

The following is the reconciliation of income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Fiscal year ended March 31,
	2017		2018		2019		2019
	(In millions)
Income before income tax expense	Rs.	219,965.5	Rs.	277,106.4	Rs.	339,959.0	US$	4,915.5
Statutory income tax rate		34.61%		34.61%		34.94%		34.94%
Expected income tax expense		76,125.7		95,901.0		118,795.3		1,717.7
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		0.0		0.0		(343.0)		(5.0)
Stock-based compensation		2,839.0		2,282.3		1,867.2		27.0
Income exempt from taxes		(997.2)		(524.8)		(1,422.8)		(20.6)
Effect of change in statutory tax rate		0.0		(209.2)		0.0		0.0
Other, net		1,257.4		823.2		496.8		7.2

Income tax expense	Rs.	79,224.9	Rs.	98,272.5	Rs.	119,393.5	US$	1,726.3

Components of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	30,732.5	Rs.	39,604.8	US$	572.7
Unrealized loss on available for sale debt securities		2,491.2		0.0		0.0
Property and equipment		0.0		383.8		5.5
Derivatives		309.8		289.1		4.2
Employee benefits		1,905.5		2,063.1		29.8
Others*		4,718.5		5,511.9		79.7

Deferred tax asset		40,157.5		47,852.7		691.9

Taxable temporary differences:
Property and equipment		434.0		0.0		0.0
Loan origination cost and fees		4,957.9		5,606.3		81.1
Investments, others		479.2		2,677.0		38.7
Unrealized gain on available for sale debt securities		0.0		5,680.2		82.1
Intangible assets		0.3		0.0		0.0

Deferred tax liability		5,871.4		13,963.5		201.9

Net deferred tax asset (liability)	Rs.	34,286.1	Rs.	33,889.2	US$	490.0

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2018		2019		2019
	(In millions)
Opening balance	Rs.	648.3	Rs.	648.3	US$	9.4
Increase/(decrease) related to prior year tax positions		0.0		13,799.8		199.5

Closing balance	Rs.	648.3	Rs.	14,448.1	US$	208.9